DELAWARE GROUP® EQUITY FUNDS IV

Delaware Fund for Income
(formerly, First Investors Fund For Income)

Delaware Investment Grade Fund
(formerly, First Investors Investment Grade Fund)

Delaware Limited Duration Bond Fund
(formerly, First Investors Limited Duration Bond Fund)

Delaware Strategic Income II Fund
(formerly, First Investors Strategic Income Fund)

(each, a "Fund" and collectively, the "Funds")

Supplement to the Funds’ Statement of Additional Information
 dated January 28, 2020

Effective September 30, 2020, the following replaces the information in the section entitled “Portfolio Managers — I. Delaware Management Company — Other Accounts Managed”:
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Sept. 30, 2019 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Robert A. Vogel Jr.
Registered Investment Companies	9	$17.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	27	$6.2 billion	1	$1.2 billion
Nikhil G. Lalvani
Registered Investment Companies	10	$17.9 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	27	$6.2 billion	1	$1.2 billion
Kristen E. Bartholdson
Registered Investment Companies	9	$17.7 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	27	$6.2 billion	1	$1.2 billion
Christopher S. Beck
Registered Investment Companies	5	$6.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	6	$445.3 million	0	$0

Steven G. Catricks
Registered Investment Companies	5	$6.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$338.0 million	0	$0
Kent P. Madden
Registered Investment Companies	5	$6.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$338.0 million	0	$0
Kelley McKee Carabasi
Registered Investment Companies	5	$6.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4	$338.0 million	0	$0
Michael Foley
Registered Investment Companies	3	$5.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Adam H. Brown
Registered Investment Companies	14	$16.8 billion	0	$0
Other Pooled Investment Vehicles	4	$430.7 million	0	$0
Other Accounts	5	$991.6 million	0	$0
John P. McCarthy
Registered Investment Companies	15	$16.8 billion	0	$0
Other Pooled Investment Vehicles	3	$430.7 million	0	$0
Other Accounts	5	$991.6 million	0	$0
Brian M. Scotto
Registered Investment Companies	1	$896.0 million	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$10.5 million	0	$0
Eric Frei
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	17	$810.9 million	0	$0
Kashif Ishaq
Registered Investment Companies	2	$1.7 billion	0	$0
Other Pooled Investment Vehicles	1	$44.9 million	0	$0
Other Accounts	0	$0	0	$0
J. David Hillmeyer
Registered Investment Companies	10	$18.1 billion	0	$0
Other Pooled Investment Vehicles	4	$1.0 billion	0	$0
Other Accounts	11	$5.9 billion	1	$1.0 billion
Michael G. Wildstein
Registered Investment Companies	3	$8.2 billion	0	$0
Other Pooled Investment Vehicles	11	$1.4 billion	0	$0
Other Accounts	11	$5.9 billion	1	$1.0 billion

Wayne A. Anglace
Registered Investment Companies	4	$2.0 billion	0	$0
Other Pooled Investment Vehicles	2	$65.9 million	0	$0
Other Accounts	7	$47.2 million	0	$0
Brian C. McDonnell
Registered Investment Companies	7	$11.1 billion	0	$0
Other Pooled Investment Vehicles	8	$1.3 billion	0	$0
Other Accounts	51	$5.2 billion	0	$0
Daniela Mardarovici
Registered Investment Companies	6	$15.4 billion	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
Christopher Gowlland
Registered Investment Companies	3	$270.0 million	0	$0
Other Pooled Investment Vehicles	1	$25.7 million	0	$0
Other Accounts	0	$0	0	$0
Åsa Annerstadt
Registered Investment Companies	2	$77.5 million	0	$0
Other Pooled Investment Vehicles	2	$28.8 million	0	$0
Other Accounts	0	$0	0	$0
Jens Hansen
Registered Investment Companies	2	$77.5 million	0	$0
Other Pooled Investment Vehicles	2	$28.8 million	0	$0
Other Accounts	0	$0	0	$0
Allan Saustrup Jensen*
Registered Investment Companies	5	$1.0 billion	0	$0
Other Pooled Investment Vehicles	6	$1.2 billion	0	$0
Other Accounts	11	$2.9 billion	0	$0
Claus Juul
Registered Investment Companies	2	$77.5 million	0	$0
Other Pooled Investment Vehicles	2	$28.8 million	0	$0
Other Accounts	0	$0	0	$0
Klaus Petersen
Registered Investment Companies	2	$77.5 million	0	$0
Other Pooled Investment Vehicles	2	$28.8 million	0	$0
Other Accounts	0	$0	0	$0

*	Allan Saustrup Jensen became portfolio manager of Delaware Global Equity Fund and Delaware International Fund in in May 2020. Information provided is as of May 31, 2020.

Please keep this Supplement for future reference.

This Supplement is dated August 26, 2020.